LEASE - Information related to lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASE
Operating cash used in operating leases	$ 4,603	$ 4,178	$ 5,718
Operating cash used in finance leases	111	77	96
Financing cash used in finance leases	1,015	1,061	853
Non-cash right-of-use assets in exchange for new lease liabilities: Operating leases	11,377	3,424	5,336
Non-cash right-of-use assets in exchange for new lease liabilities: Finance leases	$ 618	$ 1,183	$ 2,597
Weighted average remaining lease term, Operating leases	4 years 6 months	1 year 6 months	2 years 2 months 12 days
Weighted average remaining lease term, Finance leases	3 years 10 months 24 days	3 years 2 months 12 days	2 years 8 months 12 days
Weighted average discount rate, Operating leases	5.10%	4.60%	4.30%
Weighted average discount rate, Finance leases	5.00%	5.90%	4.80%